Annual Total Returns[BarChart] - PIMCO Extended Duration Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	55.81%	2.89%	(21.21%)	45.37%	(4.11%)	1.67%	13.81%	(4.01%)	18.62%	24.73%